UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    March 31, 2012
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Platinum Grove Asset Management, L.P.
               -----------------------------------------
Address:         287 Bowman Avenue
               -----------------------------------------
                 Purchase, NY, 10577
               -----------------------------------------


Form 13F File Number:   28-10667
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael R. Schwenk
               -----------------------------------------
Title:           General Counsel
               -----------------------------------------
Phone:           (914) 690-2103
               -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Schwenk          Purchase, NY              May 11, 2012
-----------------------------   ------------------     ------------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                      0
                                             ----------------------

Form 13F Information Table Entry Total:                 19
                                             ----------------------

Form 13F Information Table Value Total:              $165,242
                                             ----------------------
                                                   (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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


                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC             COM        037833100         540        900   SH                                      900

BAIDU INC             SPON       056752108         481      3,300   SH                                    3,300
                      ADR REP
                      A
BOSTON SCIENTIFIC
CORP                  COM        101137107          80     13,369   SH                                   13,369

CF INDS HLDGS INC     COM        125269100         201      1,098   SH                                    1,098

ENTERPRISE PRODS
PARTNERS L            COM        293792107         505     10,000   SH                                   10,000

ENTERPRISE PRODS
PARTNERS L            COM        293792107       1,363     27,000   SH   CALL                            27,000

GANNETT INC           COM        364730101         207     13,502   SH                                   13,502

GILEAD SCIENCES INC   COM        375558103         204      4,171   SH                                    4,171

GOOGLE INC            CL A       38259P508         223        347   SH                                      347

ISHARES TR            MSCI       464287465       2,215     40,340   SH                                   40,340
                      EAFE
                      INDEX

ISHARES TR            MSCI       464287234         703     16,375   SH                                   16,375
                      EMERG
                      MKT

ISHARES TR            RUSSELL    464287655       1,299     15,674   SH                                   15,674
                      2000

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



       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
LULULEMON
ATHLETICA INC         COM        550021109         485      6,500   SH                                    6,500

MICROSOFT CORP        COM        594918104         349     10,828   SH                                   10,828

MONSTER BEVERAGE
CORP                  COM        611740101         671     10,800   SH                                   10,800

NUANCE
COMMUNICATIONS INC    COM        67020Y100         345     13,500   SH                                   13,500

PRICELINE COM INC     COM NEW    741503403         260        362   SH                                      362

ROSS STORES INC       COM        778296103         220      3,795   SH                                    3,795

SPDR S&P 500 ETF      TR UNIT    78462F103     154,891  1,100,000   SH   CALL                         1,100,000
TRUST


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